Net Income Per Share	3 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Net Income per Share

3. Net Income per Share

Basic net income per common share is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Diluted net income per common share is computed by dividing net income by the weighted-average number of common shares and dilutive common share equivalents then outstanding using the treasury stock method. Common equivalent shares consist of the incremental common shares issuable upon the exercise of stock options and vesting of restricted stock awards.
The following table presents the basic and diluted weighted-average shares outstanding for each period presented:

	Three Months Ended December 31,
	2015	2014
Weighted-average common shares outstanding	58,972,913	49,428,842
Effect of dilutive securities:
Stock option awards	748,678	476,941
Restricted stock awards	240,442	107,098
Shares for diluted net income per share	59,962,033	50,012,881
The following table includes the number of shares that may be dilutive common shares in the future. These shares were not included in the computation of diluted net income per share because the effect was either anti-dilutive or the requisite performance condition was not met.

	Three Months Ended December 31,
	2015	2014
Stock option awards	679,995	1,394,330
Restricted stock awards	88,407	266,497